IDENTIFIED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Rental and Antennae Leases
Expected amortization for the rental and antennae leases for the next five years ending December 31, and thereafter, is as follows (in thousands):

2013	$1,447
2014	16
2015	16
2016	16
2017	16
Thereafter	130
$1,641